Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity

8. Stockholders’ Equity

Warrants

At September 30, 2019, outstanding warrants to purchase shares of common stock are as follows:

Shares Underlying
Outstanding	Exercise	Expiration
Warrants	Price	Date
2,980	$1,505.00	March 16, 2020
2,246	$567.00	March 31, 2021
597,881	$21.00	May 10, 2022
1,249,955	$5.60	October 16, 2023
1,200	$1,680.00	None
1,854,262

C3J [Member]
Stockholders' Equity

10.    Stockholders’ Equity

The Company is authorized to issue one class of shares designated as “Common Stock”. The number of shares of common stock authorized to be issued is 217,000,000 shares.

On December 6, 2016, the Company issued 755,858 shares of common stock at a price of $25.14 per share for total proceeds, net of issuance costs, of $18.9 million. In conjunction with the financing, the equity incentive plan was also amended to increase the number of shares of common stock reserved for issuance under the plan to 825,225.

The Company is required to reserve and keep available out of its authorized but unissued shares of common stock such number of shares sufficient for the exercise of all outstanding stock options, plus shares granted and available for grant under the Company’s equity incentive plan. As of December 31, 2018, the Company had reserved shares of its common stock for future issuance as follows:

Shares Reserved
Stock options outstanding	136,479
Unvested restricted stock awards	416,871
Available for grant under the 2016 Plan	271,875
Total shares reserved	825,225